Marketable Securities -Summary Of Detailed Information About Disposal Of Marketable Securities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2023 CAD ($)
Disclosure Of Marketable Securities [line Items]
Fair value at December 31, 2022	$ 5,775
Acquired during the period	2,000
Fair value adjustment	(900)
Disposals due to deconsolidation of IsoEnergy	(6,875)
Fair Value at December 31, 2023	0
92 Energy
Disclosure Of Marketable Securities [line Items]
Fair value at December 31, 2022	4,253
Acquired during the period	0
Fair value adjustment	(492)
Disposals due to deconsolidation of IsoEnergy	(3,761)
Fair Value at December 31, 2023	0
Consolidated Uranium
Disclosure Of Marketable Securities [line Items]
Fair value at December 31, 2022	1,458
Acquired during the period	0
Fair value adjustment	378
Disposals due to deconsolidation of IsoEnergy	(1,836)
Fair Value at December 31, 2023	0
Latitude Uranium Sahres
Disclosure Of Marketable Securities [line Items]
Fair value at December 31, 2022	64
Acquired during the period	1,581
Fair value adjustment	(581)
Disposals due to deconsolidation of IsoEnergy	(1,064)
Fair Value at December 31, 2023	0
Latitude Uranium Warrants
Disclosure Of Marketable Securities [line Items]
Fair value at December 31, 2022	0
Acquired during the period	419
Fair value adjustment	(205)
Disposals due to deconsolidation of IsoEnergy	(214)
Fair Value at December 31, 2023	$ 0